Average number of employees	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
Average number of employees
25     Average number of employees

	Subsidiaries and joint operations			Equity accounted units (Rio Tinto share)
	2022	2021	2020	2022	2021	2020
Principal locations of employment:
Australia and New Zealand	23,829	21,861	20,482	704	648	634
Canada	13,344	12,270	11,814	—	—	—
UK	202	189	172	—	—	—
Europe	994	1,003	1,020	—	—	—
Africa	2,797	2,484	2,559	1,218	1,253	1,214
US	3,655	3,471	3,543	—	—	—
Mongolia	4,175	3,513	3,465	—	—	—
South America	286	213	220	1,383	1,353	1,293
India	396	354	324	—	—	—
Singapore	454	450	456	—	—	—
Other countries(a)	289	283	278	—	—	—
Total	50,421	46,091	44,333	3,305	3,254	3,141
(a) “Other countries” primarily includes employees in the Middle East (excluding Oman which is included in Africa), and other countries in Asia which are not shown separately in the table above.
Employee numbers, which represent the average for the year, include 100% of employees of subsidiary companies. Employee numbers for joint operations and equity accounted units are proportional to the Group’s interest under contractual agreements. Average employee numbers include a part-year effect for companies acquired or disposed of during the year.
Part-time employees are included on a full-time-equivalent basis. Temporary employees are included in employee numbers.
People employed by contractors are not included.